LONG-TERM INVESTMENTS, NET - Additional information (Details) - CNY (¥)	1 Months Ended				12 Months Ended
	Jul. 31, 2017	May 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			13.90%
Impairment of equity investments without readily determinable fair values					¥ 0	¥ 0
Impairment balance of equity investments without readily determinable fair values					37,000,000	35,000,000
Equity investment percentage			13.90%
Impairment of long-term investments					524,000	524,000
Payment to acquire available for sale securities			¥ 10,000,000
Increase in fair value of the investment							¥ 11,496,000
Unrealized holding gains on available for sale securities, net of income taxes					0	0	¥ 2,818,000
A company providing mechanic training
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment				¥ 12,000,000
Equity investment , cost method percentage				2.86%
Impairment of equity investments without readily determinable fair values					0	0
A company providing intelligent robot products
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment		¥ 24,000,000
Equity investment , cost method percentage		6.00%
Impairment of equity investments without readily determinable fair values					0	24,000,000
Impairment balance of equity investments without readily determinable fair values					24,000,000	24,000,000
A company providing information sharing IT platform
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment	¥ 22,500,000
Equity investment , cost method percentage	15.00%
Impairment of equity investments without readily determinable fair values					0	0
Other equity investments without readily determinable fair values
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values					2,000,000	0
Impairment balance of equity investments without readily determinable fair values					13,000,000	11,000,000
Companies providing hockey program management
Schedule of Investments and Cost Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			20.00%
Payment to acquire investment			¥ 14,000,000
Equity investment percentage			20.00%
A company providing employment course trainings and recruitment services
Schedule of Investments and Cost Method Investments [Line Items]
Impairment balance of equity investments without readily determinable fair values					¥ 15,000,000	¥ 15,000,000